Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Number of Shares and ADS Issuable

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2021	28,874		16,116
Awards granted	11,220	£13.28	6,358	$36.68
Awards exercised	(10,074)		(5,240)
Awards cancelled	(1,776)		(1,705)
At 31 December 2021	28,244		15,529
Awards granted	10,987	£13.00	6,133	$30.64
Awards exercised	(9,538)		(4,919)
Awards cancelled	(1,718)		(1,314)
At 31 December 2022	27,975		15,429
Awards granted	11,548	£12.79	6,449	$31.65
Awards exercised	(8,599)		(4,856)
Awards cancelled	(1,144)		(797)
At 31 December 2023	29,780		16,225

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

	2023 Grant	2022 Grant	2021 Grant
Risk-free interest rate	4.57%	3.37%	0.74%
Dividend yield	4.0%	3.3%	3.8%
Volatility	34%	36%	27%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£11.20	£11.39	£12.07

Summary of Option Outstanding

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000	Weighted exercise price
At 31 December 2023	6,196	£11.13
Range of exercise prices on options outstanding at year end	£10.34	— £14.15
Weighted average market price on exercise during year		£14.32
Weighted average remaining contractual life		1.9 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2023	2022
Number of shares (000)	58,817	59,814

	£m	£m
Nominal value	18	19
Carrying value	288	353
Market value	853	861

Shares held for share option schemes	2023	2022
Number of shares (000)	–	65

	£m	£m
Nominal value	–	–
Carrying value	–	1
Market value	–	1